Investments - Schedule of Investments (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2024
Schedule of Equity Method Investments [Line Items]
Equity method investments	$ 192	$ 215
Equity securities	235	214
Total Investments	427	$ 429
PropertyGuru Pte. Ltd.
Schedule of Equity Method Investments [Line Items]
Impairments of investment	$ 81